Financial instruments fair value disclosures- Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement (Detail) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Weighted average cost of capital [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
WACC	14.00%	12.00%
Percentage of increase decrease in sensitivity analysis affecting input to fair value	1.00%	1.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 45,000	£ 31,000
Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 500,000	£ 500,000
Bottom of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	40.60%	40.60%
Top of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	81.20%	81.20%
Weighted average [member] | Expected Volatility Member [Member] | Warrants Related To Pipe member [Member] | Black And Scholes Method [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Expected Volatility	116.30%	75.10%
Weighted average [member] | Expected Volatility One [Member] | Warrants Related To Pipe member [Member] | Black And Scholes Method [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Expected Volatility	149.00%	67.40%
Financial liabilities, at fair value	£ 10,200,000	£ 6,700,000